Related Party Transactions - Compensation for Key Management Personnel (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Related Party [Abstract]
Basic compensation and bonuses	¥ 2,226	¥ 1,332	¥ 1,478
Share-based compensation (expensed amount)	1,305	1,176	948
Retirement benefits	73	26	38
Total	¥ 3,604	¥ 2,534	¥ 2,464